Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Other Intangible Assets [Abstract]
2016	$ 63,041
2017	62,793
2018	59,958
2019	27,573
2020	14,781
Thereafter	23,314
Net book value of other intangible assets	$ 251,460